File No. 33-43846

811-00524

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 211	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 211	☒

(Check appropriate box or boxes.)

The Dreyfus/Laurel Funds Trust

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York  10166

(Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6400

Bennett A. MacDougall, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 14, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The following post-effective amendment to the Registrant's Registration Statement on Form N-1A relates to Dreyfus Equity Income Fund and does not affect the Registration Statement of the series below:

Dreyfus Emerging Markets Debt Local Currency Fund

Dreyfus Global Equity Income Fund

Dreyfus High Yield Fund

Dreyfus International Bond Fund

EXPLANATORY NOTE

This Post-Effective Amendment No. 211 to the Registration Statement on Form N-1A for The Dreyfus/Laurel Funds Trust is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 solely for the purpose of delaying, until April 14, 2017, the effectiveness of Post-Effective Amendment No. 207 ("PEA No. 207"), which was filed with the Securities and Exchange Commission via EDGAR Accession No. 0000899681-17-000067 on February 7, 2017.  Since no other changes are intended to be made to PEA No. 207 by means of this filing, Parts A, B and C of PEA No. 207 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for Class A, Class C, Class I and Class Y shares of Dreyfus Equity Income Fund is incorporated herein by reference to Part A of PEA No. 207.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for Class A, Class C, Class I and Class Y shares of Dreyfus Equity Income Fund is incorporated herein by reference to Part B of PEA No. 207.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 207.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 7th day of April, 2017.

The Dreyfus/Laurel Funds Trust

By:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	04/07/2017
Bradley J. Skapyak

/s/ James Windels*	Treasurer (Principal Financial and Accounting Officer)	04/07/2017
James Windels

/s/ Joseph S. DiMartino*	Chairman of the Board	04/07/2017
Joseph S. DiMartino

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	/s/ Kenneth A. Himmel*	Board Member	04/07/2017
Kenneth A. Himmel

	/s/ Stephen J. Lockwood*	Board Member	04/07/2017
Stephen J. Lockwood

	/s/ Roslyn M. Watson*	Board Member	04/07/2017
Roslyn M. Watson

	/s/ Benaree Pratt Wiley*	Board Member	04/07/2017
Benaree Pratt Wiley

	/s/ Francine J. Bovich*	Board Member	04/07/2017
Francine J. Bovich

*BY:	/s/ James Bitetto
James Bitetto Attorney-in-Fact

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